Annual Total Returns - FidelitySAIUSMomentumIndexFund-PRO - FidelitySAIUSMomentumIndexFund-PRO - Fidelity SAI U.S. Momentum Index Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Feb. 09, 2017
Fidelity SAI U.S. Momentum Index Fund
Bar Chart Table:
Annual Return 2018	(1.40%)
Annual Return 2019	24.16%
Annual Return 2020	29.98%
Annual Return 2021	22.63%
Annual Return 2022	(15.78%)